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                                 FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: 811-03225

Security Municipal Bond Fund
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  (Exact name of registrant as specified in charter)

One Security Benefit Place, Topeka, KS 66636
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  (Address of principal executive offices)

Michael G. Odlum, President, Security Management Company, LLC.,
One Security Benefit Place, Topeka, KS 66636
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  (Name and address of agent for service)


Registrant's telephone number, including area code: (785) 438-3000

Date of Fiscal year-end: 12/31/2004

Date of reporting period: 7/1/2003 - 6/30/2004

Item 1. Proxy Voting Record - The Fund held no voting securities during the period covered by this report. No records are attached.

SIGNATURES:
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Security Municipal Bond Fund
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       (Registrant)


By  /s/ Michael G Odlum, President
       (Signature & Title)


Date August 27, 2004
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